UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Property, plant and equipment	$ 127.9	$ 116.3
Right-of-use assets	311.6	285.2
Collaboration prepaid leases	71.3	72.7
Other non-current assets	25.8	12.4
Total non-current assets	536.6	486.6
CURRENT ASSETS
Collaboration inventories, net	39.8	32.0
Trade receivables	0.0	13.1
Prepayments, other receivables and other assets	252.5	253.4
Time deposits	391.8	46.7
Cash and cash equivalents	460.7	901.9
Total current assets	1,144.8	1,247.1
TOTAL ASSETS	1,681.4	1,733.7
CURRENT LIABILITIES
Trade payables	72.0	83.0
Tax payable	30.0	19.2
Other payables and accruals	130.6	195.4
Lease liabilities	11.8	7.4
Contract liabilities	0.0	11.3
Collaboration interest-bearing advanced funding	44.1	319.1
Other current liabilities	1.1	1.0
Total current liabilities	289.6	636.4
NON-CURRENT LIABILITIES
Lease liabilities long term	111.5	87.2
Other non-current liabilities	7.6	8.0
Total non-current liabilities	119.1	95.2
TOTAL LIABILITIES	408.7	731.6
EQUITY
Share capital	0.1	0.1
Reserves	1,272.6	1,002.0
Total equity	1,272.7	1,002.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,681.4	$ 1,733.7